Financial assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Statement of financial position [abstract]
Summary of classification of borrowings
17.1 Borrowings

	As of December 31, 2025	As of December 31, 2024
Noncurrent
Borrowings	2,803,982	1,402,343

Total noncurrent	2,803,982	1,402,343

Current
Borrowings	350,095	46,224

Total current	350,095	46,224

Total Borrowings	3,154,077	1,448,567

Summary of maturities of borrowings (excluding lease liabilities) and exposure to interest rates
Below are the maturity dates of Company borrowings (excluding lease liabilities) and their exposure to interest rates:

	As of December 31, 2025	As of December 31, 2024
Fixed interest
Less than 1 year	322,766	45,381
From 1 to 2 years	348,369	185,356
From 2 to 5 years	392,044	404,395
Over 5 years	1,666,879	787,592

Total	2,730,058	1,422,724
Variable interest
Less than 1 year	27,329	843
From 1 to 2 years	105,677	25,000
From 2 to 5 years	291,013	—
Over 5 years	—	—

Total	424,019	25,843

Total Borrowings	3,154,077	1,448,567

Summary of detailed information about borrowings
The carrying amounts of Vista Argentina’s and Vista Lach’s borrowings as of December 31, 2025 and 2024 are as follows:
i)
Loans:

Company	Execution date	Currency		Principal	Interest	Annual rate		Maturity date	As of December 31, 2025		As of December 31, 2024
Santander International	January, 2021	USD		11,700	Fixed	1.80%		January, 2026	68	(1)	68	(1)
Santander International	July, 2021	USD		43,500	Fixed	2.05%		July, 2026	77	(1)	79	(1)
Santander International	January, 2022	USD		13,500	Fixed	2.45%		January, 2027	28	(1)	28	(1)
ConocoPhillips Company	January, 2022	USD		25,000	Variable	SOFR + 2.01	(2) %	September, 2026	25,734		25,843
Citibank N.A.	April, 2024	USD-linked	(3)	20,000	Fixed	5.00%		April, 2026	20,108	(4)	20,009
Banco Patagonia S.A.	July, 2024	USD		548	Fixed	11.00%		January, 2025	—		144
Citibank N.A.	January, 2025	USD-linked	(3)	25,000	Fixed	5.00%		April, 2026	25,160	(4)	—
Citibank N.A.	May, 2025	USD-linked	(3)	40,000	Fixed	5.00%		May, 2027	40,143	(4)	—
Citibank N.A.	June, 2025	USD-linked	(3)	10,000	Fixed	5.00%		May, 2027	10,037	(4)	—
Banco de Galicia y Buenos Aires S.A.U.	July, 2025	USD		100,000	Fixed	8.80%		July, 2030	100,927	(4)	—
Industrial and Commercial Bank of China S.A.U.	July, 2025	USD		50,000	Variable	SOFR + 4.00	(2) %	July, 2030	50,255	(4)	—
Itaú Unibanco S.A., Nassau Branch	July, 2025	USD		250,000	Variable	SOFR + 4.50	(2) %	July, 2030	246,931	(4)	—
Industrial and Commercial Bank of China S.A.U.	July, 2025	USD		100,000	Variable	SOFR + 4.00	(2) %	July, 2030	101,099	(4)	—
BBVA Argentina S.A.	December, 2025	USD		40,000	Fixed	3.50%		April, 2026	40,008		—

						Vista Argentina’s loans			660,575		46,171

Banco de Galicia y Buenos Aires S.A.U.	March, 2025	USD		30,000	Fixed	7.60%		March, 2026	31,836		—
Banco de Galicia y Buenos Aires S.A.U.	May, 2025	USD		30,000	Fixed	6.25%		January, 2026	410		—
Banco de Galicia y Buenos Aires S.A.U.	June, 2025	USD		20,000	Fixed	8.00%		January, 2026	20,912		—

						Vista Lach’s loans			53,158		—

						Total loans			713,733		46,171

Summary of reconciliation of liabilities arising from financing activities
Changes in the borrowings were as follows:

	As of December 31, 2025	As of December 31, 2024
Amounts at beginning of year	1,448,567	616,055
Proceeds from borrowings	2,838,173	1,320,897
Incorporation through Business Combination (Note 32)	50,505	—
Payment of borrowings principal	(1,173,623)	(470,351)
Payment of borrowings interest	(148,310)	(53,897)
Payment of borrowings cost	(17,935)	(7,631)
Borrowings interest (1) (Note 10.2)	163,356	62,499
Amortized cost (1) (Note 10.3)	7,880	1,649
Changes in foreign exchange rate (1)	(14,536)	(20,654)

Amounts at end of year	3,154,077	1,448,567

(1)	These transactions did not generate cash flows.

Summary of financial instruments by category
The following chart includes the financial instruments broken down by category:

As of December 31, 2025	Financial assets / liabilities at amortized cost	Financial assets / liabilities at fair value	Total financial assets / liabilities
Assets
Plan assets (Note 23)	—	1,865	1,865
Trade and other receivables (Note 16)	130	—	130

Total noncurrent financial assets	130	1,865	1,995

Cash, bank balances and other short-term investments (Note 20)	90,414	109,433	199,847
Trade and other receivables (Note 16)	200,856	—	200,856

Total current financial assets	291,270	109,433	400,703

Liabilities
Borrowings (Note 17.1)	2,803,982	—	2,803,982
Trade and other payables (Note 26)	292,236	—	292,236
Lease liabilities (Note 14)	88,451	—	88,451

Total noncurrent financial liabilities	3,184,669	—	3,184,669

Borrowings (Note 17.1)	350,095	—	350,095
Trade and other payables (Note 26)	419,130	—	419,130
Lease liabilities (Note 14)	55,452	—	55,452

Total current financial liabilities	824,677	—	824,677

As of December 31, 2024	Financial assets / liabilities at amortized cost	Financial assets / liabilities at fair value	Total financial assets / liabilities
Assets
Trade and other receivables (Note 16)	1,654	—	1,654

Total noncurrent financial assets	1,654	—	1,654

Cash, bank balances and other short-term investments (Note 20)	119,841	124,065	243,906
Trade and other receivables (Note 16)	121,099	—	121,099

Total current financial assets	240,940	124,065	365,005

Liabilities
Borrowings (Note 17.1)	1,402,343	—	1,402,343
Lease liabilities (Note 14)	37,638	—	37,638

Total noncurrent financial liabilities	1,439,981	—	1,439,981

Borrowings (Note 17.1)	46,224	—	46,224
Trade and other payables (Note 26)	487,186	—	487,186
Lease liabilities (Note 14)	58,022	—	58,022

Total current financial liabilities	591,432	—	591,432

Summary of financial income and expense
Below are income, expenses, profit, or loss from each financial instrument broken down by category:

For the year ended December 31, 2025	Financial assets / liabilities at amortized cost	Financial assets / liabilities at fair value	Total financial assets / liabilities
Interest income (Note 10.1)	10,594	—	10,594
Interest expense (Note 10.2)	(163,356)	—	(163,356)
Amortized cost (Note 10.3)	(7,880)	—	(7,880)
Net changes in foreign exchange rate (Note 10.3)	(144)	—	(144)
Discount of assets and liabilities at present value (Note 10.3)	(23,652)	—	(23,652)
Changes in the fair value of financial assets (Note 10.3)	—	18,471	18,471
Interest expense on lease liabilities (Note 10.3)	(3,320)	—	(3,320)
Discount for well plugging and abandonment (Note 10.3)	(2,434)	—	(2,434)
Other taxes interests (Note 10.3)	(55,101)	—	(55,101)
Other (Note 10.3)	(14,123)	—	(14,123)

Total	(259,416)	18,471	(240,945)

For the year ended December 31, 2024	Financial assets / liabilities at amortized cost	Financial assets / liabilities at fair value	Total financial assets / liabilities
Interest income (Note 10.1)	4,535	—	4,535
Interest expense (Note 10.2)	(62,499)	—	(62,499)
Amortized cost (Note 10.3)	(1,649)	—	(1,649)
Net changes in foreign exchange rate (Note 10.3)	(453)	—	(453)
Discount of assets and liabilities at present value (Note 10.3)	933	—	933
Changes in the fair value of financial assets (Note 10.3)	—	14,120	14,120
Interest expense on lease liabilities (Note 10.3)	(3,093)	—	(3,093)
Discount for well plugging and abandonment (Note 10.3)	(1,312)	—	(1,312)
Other (Note 10.3)	14,855	—	14,855

Total	(48,683)	14,120	(34,563)

For the year ended December 31, 2023	Financial assets / liabilities at amortized cost	Financial assets / liabilities at fair value	Total financial assets / liabilities
Interest income (Note 10.1)	1,235	—	1,235
Interest expense (Note 10.2)	(21,879)	—	(21,879)
Amortized cost (Note 10.3)	(1,810)	—	(1,810)
Net changes in foreign exchange rate (Note 10.3)	18,458	—	18,458
Discount of assets and liabilities at present value (Note 10.3)	2,137	—	2,137
Changes in the fair value of financial assets (Note 10.3)	—	19,437	19,437
Interest expense on lease liabilities (Note 10.3)	(2,894)	—	(2,894)
Discount for well plugging and abandonment (Note 10.3)	(2,387)	—	(2,387)
Remeasurement in borrowings (Note 10.3)	(72,044)	—	(72,044)
Other (Note 10.3)	(26,381)	—	(26,381)

Total	(105,565)	19,437	(86,128)

Summary of financial assets measured at fair value
The following chart shows the Company’s financial assets measured at fair value as of December 31, 2025 and 2024:

As of December 31, 2025	Level 1	Level 2	Level 3	Total
Assets
Financial assets at fair value through profit or loss
Plan assets	1,865	—	—	1,865

Short-term investments	109,433	—	—	109,433

Total assets	111,298	—	—	111,298

As of December 31, 2024	Level 1	Level 2	Level 3	Total
Assets
Financial assets at fair value through profit or loss
Short-term investments	124,065	—	—	124,065

Total assets	124,065	—	—	124,065

Summary of fair value of liabilities

As of December 31, 2025	Carrying amount	Fair value	Level
Liabilities
Borrowings	3,154,077	3,181,115	2

Total liabilities	3,154,077	3,181,115

As of December 31, 2024	Carrying amount	Fair value	Level
Liabilities
Borrowings	1,448,567	1,391,352	2

Total liabilities	1,448,567	1,391,352

Summary of effect of change in foreign exchange rates

	As of December 31, 2025	As of December 31, 2024
Changes in Argentine government bonds	+/- 10%	+/- 10%
Effect on profit before income tax	666 / (666)	869 / (869)
Changes in mutual funds	+/- 10%	+/- 10%
Effect on profit before income tax	10,277/ (10,277)	11,537/ (11,537)

Summary of sensitivity analysis for types of market risk
The following chart shows the sensitivity to a modification in the exchange rate of ARS to USD while maintaining the remainder variables constant. Impact on profit before taxes is related to changes in the fair value of monetary assets and liabilities denominated in currencies other than the USD, the Company’s functional currency. The Company’s exposure to changes in foreign exchange rates for the remainder currencies is immaterial.

	As of December 31, 2025	As of December 31, 2024
Changes in exchange rate	+/- 10%	+/- 10%
Effect on profit or loss before income taxes	8,169 / (8,169)	38,108 / (38,108)
Effect on equity before income taxes	8,169 / (8,169)	38,108 / (38,108)

Summary of detailed information about concentration of risk that arises from contracts within scope of IFRS 17

	As of December 31, 2025	As of December 31, 2024
Percentages to total trade receivables:
Customers
Chevron Products Company	29%	-%
ENAP Refinerías S.A.	22%	28%
Trafigura	16%	-%
Raizen Argentina S.A.U.	12%	28%
Pemex	-%	15%

	For the year ended December 31, 2025	For the year ended December 31, 2024
Percentages to revenue from contracts with customers per product:
Crude oil
ENAP Refinerías S.A.	21%	15%
Raizen Argentina S.A.U.	15%	25%
Trafigura	15%	20%
Trafigura Pte LTD	15%	19%
Natural gas
Compañía Administradora del Mercado Mayorista Eléctrico S.A	25%	13%
Cinergia Chile S.p.a	14%	28%

Summary of credit risk exposure

As of December 31, 2025	To fall due	Less than 90 days	More than 90 days	Total
Gross amount at default of oil, gas and GLP accounts receivable	183,186	3,217	70	186,473
Expected credit losses	—	—	(70)	(70)

Net amount at default of oil, gas and GLP accounts receivable				186,403

As of December 31, 2024	To fall due	Less than 90 days	More than 90 days	Total
Gross amount at default of oil, gas and GLP accounts receivable	74,391	2,960	41	77,392
Expected credit losses	—	—	(41)	(41)

Net amount at default of oil, gas and GLP accounts receivable				77,351

Summary of managing liquidity risk
Below is the assessment of the Company’s liquidity risk as of December 31, 2025, and 2024:

	As of December 31, 2025	As of December 31, 2024
Current assets	895,540	1,052,271
Current liabilities	1,036,223	1,057,754

Liquidity index	0.864	0.994

Summary of contractual undiscounted cash flows of financial liabilities
The amounts included in the table are no discounted contractual cash flows.

As of December 31, 2025	Financial liabilities except borrowings	Borrowings	Total
To fall due:
Less than 1 year	474,582	350,095	824,677
From 1 to 2 years	117,025	454,046	571,071
From 2 to 5 years	30,740	683,057	713,797
Over 5 years	232,922	1,666,879	1,899,801

Total	855,269	3,154,077	4,009,346

As of December 31, 2024	Financial liabilities except borrowings	Borrowings	Total
To fall due:
Less than 1 year	545,208	46,224	591,432
From 1 to 2 years	14,453	210,356	224,809
From 2 to 5 years	17,310	404,395	421,705
Over 5 years	5,875	787,592	793,467

Total	582,846	1,448,567	2,031,413